Foreclosed Assets	12 Months Ended
Dec. 31, 2013
Forclosed Assets [Abstract]
FORECLOSED ASSETS

NOTE 5 – FORECLOSED ASSETS

Foreclosed assets at year-end were as follows:

	2013	2012	2011
Commercial	$-	$-	$-
Commercial real estate	1,636	1,525	3,509
Subtotal	1,636	1,525	3,509
Valuation Allowance	-	-	(1,139)
Total	$1,636	$1,525	$2,370

Activity in the valuation allowance was as follows:

	2013	2012	2011
Beginning of the year	$-	$1,139	$-
Additions charged to expense	-	962	1,139
Direct write downs	-	(2,101)	-
End of year	$-	$-	$1,139

Expenses related to foreclosed assets include:

	2013	2012	2011
Net loss (gain) on sales	$(28)	$(338)	$(7)
Provision for unrealized losses	-	962	1,139
Operating expenses, net of rental income	73	28	55
	$45	$652	$1,187

Foreclosed assets at December 31, 2013 related to one multi-family property, while foreclosed assets at December 31, 2012 included one single-family property and one multi-family property.  During December, 2013 there were additional units related to the one multi-family transferred into REO at fair value; which was lower than the principal balance outstanding at the time of transfer.  This transfer and adjustment to fair value establishes a new cost basis.